Finance income and expense	12 Months Ended
Dec. 31, 2017
Finance income and expense
Finance income and expense

5. Finance income and expense

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Senior secured and senior notes	431	460	421
Term loan	5	30	29
Other interest expense	6	7	9
Interest expense	442	497	459
Net pension interest cost (Note 19)	24	28	26
Loss on derivative financial instruments	28	—	—
Foreign currency translation losses/(gains)	24	(23)	88
Other finance (income)/expense	(1)	(5)	2
Finance expense before exceptional items	517	497	575
Exceptional finance expense (Note 4)	132	185	15
Total finance expense	649	682	590
Exceptional finance income (Note 4)	—	(88)	—
Net finance expense	649	594	590